Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969

FIRST-CLASS MAIL
U.S. POSTAGE
PAID
PERMIT NO. 89
GALVESTON, TEXAS
                               SEMI-ANNUAL REPORT

                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          SEMI-ANNUAL REPORT
                                          JUNE 30, 2002

                                          "The financial statements contained
                                          herein are included for the general
                                          information of our shareholders. This
                                          report is not authorized for
                                          distribution to prospective investors
                                          unless preceded or accompanied by an
                                          effective prospectus."

                                       Form 9429S
                                       08/02

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                            Steven H. Stubbs, C.F.A.
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                          Philadelphia, PA 19103-2108

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE & DEFENSE--2.74%
Boeing Company                                         3,600  $   162,000
Honeywell International Incorporated                   6,900      243,087
                                                              -----------
                                                                  405,087

AUTO COMPONENTS--0.50%
Superior Industries International, Incorporated        1,600       73,808

AUTOMOBILES--2.25%
Ford Motor Company                                     5,322       85,152
General Motors Corporation                             3,000      160,350
Harley-Davidson, Incorporated                          1,700       87,159
                                                              -----------
                                                                  332,661

BANKS--4.94%
Bank of America Corporation                            2,800      197,008
PNC Financial Services Group                           2,400      125,472
U.S. Bancorp                                           8,678      202,631
Wells Fargo Company                                    4,100      205,246
                                                              -----------
                                                                  730,357

BEVERAGES--3.94%
Anheuser-Busch Companies, Incorporated                 4,100      205,000
Coca-Cola Company                                      4,000      224,000
PepsiCo, Incorporated                                  3,200      154,240
                                                              -----------
                                                                  583,240

BIOTECHNOLOGY--1.78%
Amgen Incorporated *                                   2,400      100,512
Enzon, Incorporated *                                  3,500       86,135
Genentech, Incorporated *                              2,300       77,050
                                                              -----------
                                                                  263,697

COMMERCIAL SERVICES & SUPPLIES--1.09%
Automatic Data Processing, Incorporated                1,600       69,680
H & R Block, Incorporated                              2,000       92,300
                                                              -----------
                                                                  161,980

COMMUNICATION EQUIPMENT--3.61%
Brocade Communications Systems, Incorporated *         7,500      131,100
Cisco Systems, Incorporated *                         12,700      177,165
Emulex Corporation *                                   6,200      139,562
McDATA Corporation *                                   8,300       73,870
McDATA Corporation (Class A) *                         1,465       12,907
                                                              -----------
                                                                  534,604

COMPUTER & PERIPHERALS--1.13%
EMC Corporation *                                     11,000       83,050
Sun Microsystems, Incorporated *                      16,700       83,667
                                                              -----------
                                                                  166,717

COMMON STOCK                                         SHARES      VALUE

CONTAINERS & PACKAGING--2.03%
Pactiv Corporation *                                  12,700  $   300,990

DIVERSIFIED FINANCIALS--5.79%
Citigroup, Incorporated                                8,800      341,000
Countrywide Credit Industries, Incorporated            4,100      197,825
J.P. Morgan Chase & Company                            4,950      167,904
Morgan Stanley Dean Witter & Company                   3,500      150,780
                                                              -----------
                                                                  857,509

DIVERSIFIED TELECOMMUNICATION
 SERVICES--2.60%
A T & T Corporation                                    7,782       83,267
Alltel Corporation                                     2,800      131,600
Qwest Communications International Incorporated        5,487       15,364
Telefonos de Mexico SA de CV                           2,200       70,576
Verizon Communications                                 2,100       84,315
                                                              -----------
                                                                  385,122

ELECTRIC UTILITIES--2.31%
Allegheny Energy, Incorporated                         3,300       84,975
Calpine Corporation *                                 12,600       88,578
Exelon Corporation                                     2,300      120,290
Mirant Corporation *                                   6,500       47,450
                                                              -----------
                                                                  341,293

ELECTRICAL EQUIPMENT--0.51%
American Power Conversion Corporation *                6,000       75,780

ENERGY EQUIPMENT & SERVICES--2.92%
GlobalSantaFe Corporation                              3,192       87,301
Oceaneering International, Incorporated *              3,000       79,500
Schlumberger Limited                                   1,700       79,050
Tidewater, Incorporated                                2,950       97,114
Transocean Sedco Forex Incorporated                    2,880       89,712
                                                              -----------
                                                                  432,677

FOOD PRODUCTS--4.12%
ConAgra Foods, Incorporated                           10,900      301,385
McCormick & Company, Incorporated                      6,200      159,650
Sensient Technologies Corporation                      6,500      147,940
                                                              -----------
                                                                  608,975

FOOD & DRUG RETAILING--3.21%
J. M. Smucker Company (The)                               52        1,775
Kroger Company (The) *                                 7,300      145,270
Safeway, Incorporated *                                3,600      105,084
SUPERVALU Incorporated                                 5,300      130,009
SYSCO Corporation                                      3,400       92,548
                                                              -----------
                                                                  474,686

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
HEALTHCARE EQUIPMENT & SUPPLIES--3.73%
Beckman Coulter, Incorporated                          5,100  $   254,490
Medtronic, Incorporated                                3,000      128,550
Patterson Dental Company *                             1,800       90,594
Zimmer Holdings, Incorporated *                        2,200       78,452
                                                              -----------
                                                                  552,086

HEALTHCARE PROVIDERS & SERVICES--1.80%
McKesson Corporation                                   2,900       94,830
Tenet Healthcare Corporation *                         2,400      171,720
                                                              -----------
                                                                  266,550

HOTELS RESTAURANTS & LEISURE--0.17%
Fairmont Hotels & Resorts Incorporated                 1,000       25,780

HOUSEHOLD PRODUCTS--2.57%
Kimberly-Clark Corporation                             2,400      148,800
Procter & Gamble Company                               2,600      232,180
                                                              -----------
                                                                  380,980

INDUSTRIAL CONGLOMERATES--5.64%
3M Company                                             2,500      307,500
Danaher Corporation                                    1,500       99,525
General Electric Company                               7,100      206,255
Griffon Corporation *                                  4,100       74,210
RPM, Incorporated                                      4,800       73,200
Rockwell Automation, Incorporated                      3,700       73,445
                                                              -----------
                                                                  834,135

INSURANCE--3.01%
American International Group, Incorporated             2,716      185,313
Brown & Brown, Incorporated                            3,000       95,250
CIGNA Corporation                                      1,700      165,614
                                                              -----------
                                                                  446,177

INTERNET SOFTWARE & SERVICES--0.00%
Exodus Communications, Incorporated *                 21,400          214

MACHINERY--2.50%
Caterpillar Incorporated                               3,700      181,115
Ingersoll-Rand Company (Class A)                       2,300      105,018
Kennametal Incorporated                                2,300       83,950
                                                              -----------
                                                                  370,083

MEDIA--0.71%
AOL Time Warner Incorporated *                         7,100      104,441
METALS & MINING--0.09%
Fording Incorporated                                     664       12,623

MULTI-UTILITIES--0.40%
Xcel Energy, Incorporated                              3,550       59,533

COMMON STOCK                                         SHARES      VALUE

MULTI-LINE RETAIL--1.33%
Kohl's Corporation *                                   2,800  $   196,224

OIL & GAS--4.20%
ChevronTexaco Corporation                              1,400      123,900
Encana Corporation                                     6,736      206,122
Royal Dutch Petroleum Company ADR                      2,600      143,702
Unocal Corporation                                     4,000      147,760
                                                              -----------
                                                                  621,484

PHARMACEUTICALS--6.21%
Johnson & Johnson                                      5,100      266,526
Merck & Company, Incorporated                          2,500      126,600
Pfizer, Incorporated                                   5,825      203,875
Pharmacia Corporation                                  2,300       86,135
Wyeth                                                  4,600      235,520
                                                              -----------
                                                                  918,656

REAL ESTATE--3.48%
JDN Realty Corporation                                10,100      125,947
Kimco Realty Corporation                               3,800      127,262
ProLogis                                               5,100      132,600
Ramco-Gershenson Properties Trust                      6,400      128,960
                                                              -----------
                                                                  514,769

ROAD & RAIL--0.18%
Canadian Pacific LTD                                   1,100       26,972

SEMICONDUCTORS--3.44%
Broadcom Corporation (Class A) *                       3,600       63,144
Conexant Systems, Incorporated *                      10,200       16,524
Intel Corporation                                      6,700      122,409
PMC-Sierra, Incorporated *                             5,200       48,204
QLogic Corporation *                                   3,500      133,350
Skyworks Solutions, Incorporated *                     3,580       19,870
Vitesse Semiconductor Corporation *                    7,700       24,332
Xilinx, Incorporated *                                 3,600       80,748
                                                              -----------
                                                                  508,581

SOFTWARE--4.17%
Inktomi Corporation *                                 27,000       23,760
Microsoft Corporation *                                5,900      319,308
Oracle Corporation *                                   5,400       51,138
PeopleSoft, Incorporated *                             2,100       31,248
Peregrine Systems, Incorporated *                      5,800        1,740
Siebel Systems, Incorporated *                         2,800       39,816
VERITAS Software Corporation *                         7,600      150,404
                                                              -----------
                                                                  617,414

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
SPECIALTY RETAIL--1.43%
Bed Bath & Beyond Incorporated *                       3,400  $   128,316
Chico's FAS, Incorporated *                            2,300       83,536
                                                              -----------
                                                                  211,852

TRADING COMPANIES & DISTRIBUTORS--0.61%
W.W. Grainger, Incorporated                            1,800       90,180

WIRELESS TELECOMMUNICATION SERVICES--0.38%
A T & T Wireless Services Incorporated *               5,865       34,310
Nextel Communications, Incorporated (Class A) *        6,700       21,507
                                                              -----------
                                                                   55,817
                                                              -----------
                                  TOTAL COMMON STOCK--91.52%
                                          (Cost $14,531,991)   13,543,734
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
DIVERSIFIED TELECOMMUNICATION
 SERVICES--2.87%
A T & T Corporation, 2.09%, 07/01/02                $425,000      424,951
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT      VALUE

ELECTRIC UTILITIES--4.09%
Alliant Energy Corporation, 2.15%, 07/02/02         $450,000  $   449,919
Arizona Public Service Company, 1.95%, 07/03/02      155,000      154,966
                                                              -----------
                                                                  604,885

FOOD PRODUCTS--1.50%
ConAgra Foods Incorporated, 1.90%, 07/09/02          222,000      221,883
                                                              -----------
                               TOTAL COMMERCIAL PAPER--8.46%
                                           (Cost $1,251,719)    1,251,719
                                                              -----------
                                   TOTAL INVESTMENTS--99.98%
                                          (Cost $15,783,710)   14,795,453
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.02%        2,875
                                                              -----------
                                         NET ASSETS--100.00%  $14,798,328
                                                              ===========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                         SHARES      VALUE
AEROSPACE & DEFENSE--2.33%
Lockheed Martin Corporation                            3,500  $   243,250
Northrop Grumman Corporation                           1,800      225,000
                                                              -----------
                                                                  468,250

AUTOMOBILES--1.84%
Ford Motor Company                                    13,163      210,608
General Motors Corporation                             3,000      160,350
                                                              -----------
                                                                  370,958

BANKS--6.49%
Bank of America Corporation                            8,200      576,952
PNC Financial Services Group                           4,500      235,260
U.S. Bancorp                                           9,000      210,150
Wells Fargo Company                                    5,700      285,342
                                                              -----------
                                                                1,307,704

BEVERAGES--2.92%
Anheuser-Busch Companies, Incorporated                 2,600      130,000
Coca-Cola Company                                      5,000      280,000
PepsiCo, Incorporated                                  3,700      178,340
                                                              -----------
                                                                  588,340

BIOTECHNOLOGY--0.40%
Amgen Incorporated *                                   1,900       79,572
CHEMICALS--0.88%
Dow Chemical Company (The)                             2,200       75,636
E.I. du Pont de Nemours and Company                    2,300      102,120
                                                              -----------
                                                                  177,756
COMMERCIAL SERVICES & SUPPLIES--1.55%
Banta Corporation                                      8,700      312,330

COMMUNICATIONS EQUIPMENT--0.73%
Cisco Systems, Incorporated *                         10,600      147,870

COMPUTERS & PERIPHERALS--0.73%
EMC Corporation *                                      5,200       39,260
International Business Machines Corporation            1,500      108,000
                                                              -----------
                                                                  147,260

DIVERSIFIED FINANCIALS--5.65%
Citigroup, Incorporated                               14,133      547,654
J.P. Morgan Chase & Company                            9,550      323,936
Morgan Stanley Dean Witter & Company                   6,200      267,096
                                                              -----------
                                                                1,138,686
DIVERSIFIED TELECOMMUNICATION
 SERVICES--2.01%
Alltel Corporation                                     5,100      239,700
Verizon Communications                                 4,110      165,017
                                                              -----------
                                                                  404,717

COMMON STOCK                                         SHARES      VALUE

ELECTRIC UTILITIES--2.42%
Allegheny Energy, Incorporated                         3,000  $    77,250
Ameren Corporation                                     2,200       94,622
Constellation Energy Group                             3,600      105,624
DTE Energy Company                                     3,300      147,312
Reliant Energy, Incorporated                           3,700       62,530
                                                              -----------
                                                                  487,338

ENERGY EQUIPMENT & SERVICES--1.50%
Schlumberger Limited                                   3,100      144,150
Tidewater, Incorporated                                4,800      158,016
                                                              -----------
                                                                  302,166

FOODS PRODUCTS--3.26%
ConAgra Foods, Incorporated                           10,700      295,855
H.J. Heinz Company                                     2,700      110,970
McCormick & Company, Incorporated                      5,000      128,750
Sensient Technologies Corporation                      5,300      120,628
                                                              -----------
                                                                  656,203

FOODS & DRUG RETAILING--1.66%
CVS Corporation                                        2,100       64,260
J. M. Smucker Company (The)                               72        2,457
Kroger Company (The) *                                 4,600       91,540
Safeway, Incorporated *                                3,000       87,570
SUPERVALU Incorporated                                 3,600       88,308
                                                              -----------
                                                                  334,135

HEALTHCARE EQUIPMENT & SUPPLIES--1.65%
Beckman Coulter, Incorporated                          6,300      314,370
Zimmer Holdings, Incorporated *                          500       17,830
                                                              -----------
                                                                  332,200

HEALTHCARE PROVIDERS & SERVICES--0.68%
Health Management Associates, Incorporated
 (Class A) *                                           3,200       64,480
Tenet Healthcare Corporation *                         1,000       71,550
                                                              -----------
                                                                  136,030

HOUSEHOLD DURABLES--2.29%
Black & Decker Corporation                             5,900      284,380
Whirlpool Corporation                                  2,700      176,472
                                                              -----------
                                                                  460,852

HOUSEHOLD PRODUCTS--2.18%
Kimberly-Clark Corporation                             1,900      117,800
Procter & Gamble Company                               3,600      321,480
                                                              -----------
                                                                  439,280

INDUSTRIAL CONGLOMERATES--2.17%
3M Company                                             1,400      172,200
Danaher Corporation                                    1,700      112,795
General Electric Company                               5,250      152,512
                                                              -----------
                                                                  437,507

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES      VALUE
INSURANCE--2.87%
American International Group, Incorporated             4,900  $   334,327
CIGNA Corporation                                      2,500      243,550
                                                              -----------
                                                                  577,877
LEISURE EQUIPMENT & PRODUCTS--1.03%
Brunswick Corporation                                  7,400      207,200

MACHINERY--1.43%
Caterpillar Incorporated                               2,000       97,900
Deere & Company                                        1,600       76,640
Ingersoll-Rand Company (Class A)                       2,500      114,150
                                                              -----------
                                                                  288,690

MEDIA--1.87%
AOL Time Warner Incorporated *                         8,600      126,506
Comcast Corporation (Special Class A) *                2,800       65,604
Cox Communications, Incorporated (Class A) *           1,400       38,570
Viacom Incorporated (Class B) *                        3,300      146,421
                                                              -----------
                                                                  377,101
METALS & MINING--0.46%
Alcoa Incorporated                                     2,800       92,820

MULTI-LINE RETAIL--3.07%
Federated Department Stores, Incorporated *            4,900      194,530
Wal-Mart Stores, Incorporated                          7,700      423,577
                                                              -----------
                                                                  618,107

OIL & GAS--7.17%
Anadarko Petroleum Corporation                         3,259      160,669
BP Amoco PLC ADR                                       3,700      186,813
ChevronTexaco Corporation                              4,250      376,125
Exxon Mobil Corporation                               11,000      450,120
Royal Dutch Petroleum Company ADR                      4,900      270,823
                                                              -----------
                                                                1,444,550

PAPER & FOREST PRODUCTS--1.52%
International Paper Company                            1,000       43,580
Plum Creek Timber Company, Incorporated                6,300      192,780
Weyerhaeuser Company                                   1,100       70,235
                                                              -----------
                                                                  306,595

PERSONAL PRODUCTS--0.69%
Gillette Company (The)                                 4,100      138,867
PHARMACEUTICALS--8.73%
Allergan, Incorporated                                 1,300       86,775
Bristol-Myers Squibb Company                           5,000      128,500
Johnson & Johnson                                      5,200      271,752
Merck & Company, Incorporated                          4,300      217,752
Pfizer, Incorporated                                  14,600      511,000
Pharmacia Corporation                                  2,800      104,860
Schering-Plough Corporation                            3,500       86,100
Watson Pharmaceuticals, Incorporated *                 3,400       85,918
Wyeth                                                  5,200      266,240
                                                              -----------
                                                                1,758,897

COMMON STOCK                                         SHARES      VALUE

REAL ESTATE--4.26%
CenterPoint Properties Corporation                     5,900  $   343,085
Health Care Property Investors, Incorporated           4,700      200,502
Public Storage, Incorporated                           4,300      159,530
Weingarten Realty Investors                            4,350      153,990
                                                              -----------
                                                                  857,107

ROAD & RAIL--0.88%
USFreightways Corporation                              4,700      177,989

SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.95%
Intel Corporation                                     10,500      191,835

SOFTWARE--2.47%
Microsoft Corporation *                                9,200      497,904

SPECIALTY RETAIL--0.56%
Lowe's Companies, Incorporated                         2,500      113,500

TOBACCO--1.78%
Philip Morris Companies Incorporated                   4,000      174,720
R.J. Reynolds Tobacco Holdings, Incorporated           3,400      182,750
                                                              -----------
                                                                  357,470

TRADING COMPANIES & DISTRIBUTORS--0.50%
W.W. Grainger, Incorporated                            2,000      100,200
                                                              -----------
                                  TOTAL COMMON STOCK--83.58%
                                          (Cost $17,071,303)   16,835,863
                                                              -----------
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT
DIVERSIFIED TELECOMMUNICATION
 SERVICES--3.85%
A T & T Corporation, 2.09%, 07/01/02                $775,000      774,910

ELECTRIC UTILITIES--7.47%
Alliant Energy Corporation, 2.15%, 07/02/02          750,000      749,866
Arizona Public Service Company, 1.95%, 07/03/02      756,000      755,836
                                                              -----------
                                                                1,505,702

FOOD PRODUCTS--2.48%
ConAgra Foods Incorporated, 1.90%, 07/09/02          500,000      499,736

TRANSPORTATION INFRASTRUCTURE--2.68%
Hertz Corporation, 2.10%, 07/15/02                   541,000      540,495
                                                              -----------
                              TOTAL COMMERCIAL PAPER--16.48%
                                           (Cost $3,320,843)    3,320,843
                                                              -----------
                                  TOTAL INVESTMENTS--100.06%
                                          (Cost $20,392,146)   20,156,706
              LIABILITIES IN EXCESS OF OTHER ASSETS--(0.06%)      (12,952)
                                                              -----------
                                         NET ASSETS--100.00%  $20,143,754
                                                              ===========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                         SHARES     VALUE
AEROSPACE & DEFENSE--1.03%
Boeing Company                                         1,100  $   49,500
Honeywell International Incorporated                   1,500      52,845
                                                              ----------
                                                                 102,345
AUTOMOBILES--0.59%
Ford Motor Company                                     1,674      26,784
General Motors Corporation                               600      32,070
                                                              ----------
                                                                  58,854

BANKS--3.95%
Bank of America Corporation                            2,200     154,792
PNC Financial Services Group                           1,200      62,736
U.S. Bancorp                                           3,500      81,725
Wells Fargo Company                                    1,900      95,114
                                                              ----------
                                                                 394,367

BEVERAGES--1.63%
Anheuser-Busch Companies, Incorporated                   900      45,000
Coca-Cola Company                                      1,500      84,000
PepsiCo, Incorporated                                    700      33,740
                                                              ----------
                                                                 162,740

BIOTECHNOLOGY--0.25%
Amgen Incorporated *                                     600      25,128

CHEMICALS--0.60%
Dow Chemical Company (The)                               700      24,066
E.I. du Pont de Nemours and Company                      800      35,520
                                                              ----------
                                                                  59,586

COMMERCIAL SERVICES & SUPPLIES--1.21%
Banta Corporation                                      2,600      93,340
H & R Block, Incorporated                                600      27,690
                                                              ----------
                                                                 121,030

COMMUNICATIONS EQUIPMENT--0.84%
Cisco Systems, Incorporated *                          6,000      83,700

COMPUTERS & PERIPHERALS--1.18%
EMC Corporation *                                      4,400      33,220
International Business Machines Corporation              900      64,800
Sun Microsystems, Incorporated *                       4,000      20,040
                                                              ----------
                                                                 118,060

DIVERSIFIED FINANCIALS--3.92%
Citigroup, Incorporated                                3,500     135,625
Countrywide Credit Industries, Incorporated            1,400      67,550
J.P. Morgan Chase & Company                            3,640     123,469
Morgan Stanley Dean Witter & Company                   1,500      64,620
                                                              ----------
                                                                 391,264

COMMON STOCK                                         SHARES     VALUE

DIVERSIFIED TELECOMMUNICATION
 SERVICES--1.70%
A T & T Corporation                                    3,000  $   32,100
Alltel Corporation                                     2,000      94,000
Verizon Communications                                 1,076      43,201
                                                              ----------
                                                                 169,301

ELECTRIC UTILITIES--1.68%
Allegheny Energy, Incorporated                           700      18,025
Ameren Corporation                                       900      38,709
Constellation Energy Group                             1,400      41,076
DTE Energy Company                                     1,000      44,640
Reliant Energy, Incorporated                           1,500      25,350
                                                              ----------
                                                                 167,800

ENERGY EQUIPMENT & SERVICES--0.66%
Schlumberger Limited                                   1,000      46,500
Tidewater, Incorporated                                  600      19,752
                                                              ----------
                                                                  66,252

FOOD PRODUCTS--2.35%
ConAgra Foods, Incorporated                            3,200      88,480
H.J. Heinz Company                                       700      28,770
McCormick & Company, Incorporated                      2,800      72,100
Sensient Technologies Corporation                      2,000      45,520
                                                              ----------
                                                                 234,870

FOOD & DRUG RETAILING--0.97%
CVS Corporation                                          700      21,420
J. M. Smucker Company (The)                               18         614
Kroger Company (The) *                                 1,200      23,880
Safeway, Incorporated *                                  900      26,271
SUPERVALU Incorporated                                 1,000      24,530
                                                              ----------
                                                                  96,715

HEALTHCARE EQUIPMENT & SUPPLIES--0.84%
Beckman Coulter, Incorporated                          1,600      79,840
Zimmer Holdings, Incorporated *                          110       3,923
                                                              ----------
                                                                  83,763

HEALTHCARE PROVIDERS & SERVICES--0.51%
Health Management Associates, Incorporated
 (Class A) *                                           1,100      22,165
Tenet Healthcare Corporation *                           400      28,620
                                                              ----------
                                                                  50,785

HOUSEHOLD DURABLES--0.77%
Black & Decker Corporation                             1,600      77,120

HOUSEHOLD PRODUCTS--1.18%
Kimberly-Clark Corporation                               600      37,200
Procter & Gamble Company                                 900      80,370
                                                              ----------
                                                                 117,570

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                         SHARES     VALUE
INDUSTRIAL CONGLOMERATES--1.94%
3M Company                                               500  $   61,500
Danaher Corporation                                      500      33,175
General Electric Company                               3,400      98,770
                                                              ----------
                                                                 193,445

INSURANCE--1.06%
American International Group, Incorporated               979      66,797
CIGNA Corporation                                        400      38,968
                                                              ----------
                                                                 105,765

LEISURE EQUIPMENT & PRODUCTS--0.73%
Brunswick Corporation                                  2,600      72,800

MACHINERY--0.57%
Caterpillar Incorporated                                 600      29,370
Ingersoll-Rand Company (Class A)                         600      27,396
                                                              ----------
                                                                  56,766

MEDIA--1.05%
AOL Time Warner Incorporated *                         2,200      32,362
Comcast Corporation (Special Class A) *                  800      18,744
Cox Communications, Incorporated (Class A) *             500      13,775
Viacom Incorporated (Class B) *                          900      39,933
                                                              ----------
                                                                 104,814

METALS & MINING--0.23%
Alcoa Incorporated                                       700      23,205

MULTI-LINE RETAIL--1.71%
Federated Department Stores, Incorporated *            1,600      63,520
Wal-Mart Stores, Incorporated                          1,951     107,324
                                                              ----------
                                                                 170,844

OIL & GAS--2.91%
BP Amoco PLC ADR                                       1,328      67,051
ChevronTexaco Corporation                                650      57,525
Exxon Mobil Corporation                                1,600      65,472
Royal Dutch Petroleum Company ADR                      1,150      63,561
Unocal Corporation                                     1,000      36,940
                                                              ----------
                                                                 290,549

PAPER & FOREST PRODUCTS--0.30%
International Paper Company                              400      17,432
Weyerhaeuser Company                                     200      12,770
                                                              ----------
                                                                  30,202

PERSONAL PRODUCTS--0.41%
Gillette Company (The)                                 1,200      40,644

COMMON STOCK                                         SHARES     VALUE

PHARMACEUTICALS--5.49%
Allergan, Incorporated                                   400  $   26,700
Bristol-Myers Squibb Company                           1,400      35,980
Johnson & Johnson                                      2,400     125,424
Merck & Company, Incorporated                          1,400      70,896
Pfizer, Incorporated                                   4,375     153,125
Pharmacia Corporation                                  1,000      37,450
Schering-Plough Corporation                            1,000      24,600
Watson Pharmaceuticals, Incorporated *                 1,100      27,797
Wyeth                                                    900      46,080
                                                              ----------
                                                                 548,052

ROAD & RAIL--0.45%
USFreightways Corporation                              1,200      45,444

SEMICONDUCTOR EQUIPMENT &
 PRODUCTS--1.02%
Intel Corporation                                      5,600     102,312

SOFTWARE--1.85%
Microsoft Corporation *                                2,600     140,712
VERITAS Software Corporation *                         2,200      43,538
                                                              ----------
                                                                 184,250

SPECIALTY RETAIL--0.55%
Lowe's Companies, Incorporated                         1,200      54,480

TRADING COMPANIES & DISTRIBUTORS--0.30%
W.W. Grainger, Incorporated                              600      30,060
                                                              ----------
                                  TOTAL COMMON STOCK--46.43%
                                           (Cost $4,741,070)   4,634,882
                                                              ----------
                                                      FACE
BONDS AND NOTES                                      AMOUNT
AUTO COMPONENTS--6.32%
Cooper Tire & Rubber Company, 7.75%, 12/15/09       $500,000     528,598
TRW, Incorporated, 6.30%, 05/15/08                   100,000     102,620
                                                              ----------
                                                                 631,218

AUTOMOBILES--1.20%
DaimlerChrysler North America, 7.20%, 09/01/09       115,000     120,023

BUILDING PRODUCTS--1.04%
Lafarge Corporation, 6.375%, 07/15/05                100,000     104,044

DIVERSIFIED FINANCIALS--2.41%
Household Finance Corporation, 5.875%, 02/01/09      250,000     240,187

DIVERSIFIED TELECOMMUNICATION
 SERVICES--0.81%
US West Communications, Incorporated, 6.125%,
 11/15/05                                            100,000      81,000

INDUSTRIAL CONGLOMERATES--1.62%
Tyco International Group, yankee bond, 5.875%,
 11/01/04                                            200,000     161,620

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

                                                      FACE
BONDS AND NOTES                                      AMOUNT     VALUE

REAL ESTATE--1.08%
Weingarten Realty Investors, 7.35%, 07/20/09        $100,000  $  107,579

TRANSPORTATION INFRASTRUCTURE--4.90%
Hertz Corporation, 7.40%, 03/01/11                   200,000     197,093
Union Tank Car Company, 6.63%, 10/03/04              275,000     292,263
                                                              ----------
                                                                 489,356

U S GOVERNMENT AGENCY SECURITIES--9.54%
Federal Home Loan Bank, 5.125%, 09/15/03             200,000     206,467
Federal Home Loan Bank, 5.495%, 03/22/04             100,000     103,970
Federal Home Loan Bank, 5.10%, 12/14/07              200,000     203,480
Federal Home Loan Mortgage Corporation, Pool #
 360100, 9.00%, 04/01/20                               6,028       6,622
Federal Home Loan Mortgage Corporation, Pool #
 540341, 9.00%, 09/01/19                               2,444       2,693
Freddie Mac, 6.00%, 09/15/16                         427,309     428,819
                                                              ----------
                                                                 952,051

U S GOVERNMENT SECURITIES--8.67%
U S Treasury Bonds, 6.00%, 02/15/26                  680,000     707,304
U S Treasury Notes, 5.875%, 02/15/04                 150,000     157,841
                                                              ----------
                                                                 865,145
                                                              ----------
                               TOTAL BONDS AND NOTES--37.59%
                                           (Cost $3,591,121)   3,752,223
                                                              ----------
COMMERCIAL PAPER
COMPUTERS & PERIPHERALS--2.31%
Compaq Computer Corporation, 2.10%, 07/03/02         231,000     230,946
                                                      FACE
COMMERCIAL PAPER                                     AMOUNT     VALUE

DIVERSIFIED TELECOMMUNICATION
 SERVICES--2.51%
A T & T Corporation, 2.09%, 07/01/02                $250,000  $  249,971

ELECTRIC UTILITIES--3.59%
Alliant Energy Corporation, 2.15%, 07/02/02          358,000     357,936

FOOD PRODUCTS--2.50%
ConAgra Foods Incorporated, 1.90%, 07/09/02          250,000     249,868

GAS--2.22%
Consolidated Natural Gas Company, 2.08%, 07/12/02    222,000     221,833

TRANSPORTATION INFRASTRUCTURE--2.55%
Hertz Corporation, 2.10%, 07/15/02                   255,000     254,762
                                                              ----------
                              TOTAL COMMERCIAL PAPER--15.68%
                                           (Cost $1,565,316)   1,565,316
                                                              ----------
                                   TOTAL INVESTMENTS--99.70%
                                           (Cost $9,897,507)   9,952,421
              CASH AND OTHER ASSETS, LESS LIABILITIES--0.30%      29,652
                                                              ----------
                                         NET ASSETS--100.00%  $9,982,073
                                                              ==========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                             INTEREST/
U S GOVERNMENT AND AGENCY SHORT-TERM              MATURITY    STATED        FACE
OBLIGATIONS                                         DATE      RATE(%)      AMOUNT       VALUE
U S GOVERNMENT AGENCIES--99.78%
Federal Farm Credit Bank                          07/01/02      1.68     $4,030,000  $ 4,029,624
Federal Home Loan Mortgage Corporation            07/02/02      1.73      3,165,000    3,164,543
Federal Home Loan Mortgage Corporation            07/03/02      1.76      2,910,000    2,909,431
                                                                                     -----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--99.78%
                                                                 (Cost $10,103,598)   10,103,598
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--0.22%       21,927
                                                                                     -----------
                                                                NET ASSETS--100.00%  $10,125,525
                                                                                     ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                  MATURITY     STATED        FACE
CORPORATE BONDS                                     DATE       RATE(%)      AMOUNT       VALUE
BEVERAGES--8.05%
Coca-Cola Enterprises Incorporated                 09/30/09     7.125     $  500,000   $  549,736

DIVERSIFIED FINANCIALS--8.22%
Block Financial Corporation                        04/15/07     8.500        500,000      561,292

MULTI-LINE RETAIL--1.53%
Dayton Hudson Corporation                          11/01/08     5.875        100,000      104,546
                                                                                       ----------
                                                       TOTAL CORPORATE BONDS--17.80%
                                                                   (Cost $1,065,146)    1,215,574
                                                                                       ----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--60.23%
Federal Home Loan Bank                             02/15/07     7.250        500,000      559,594
Federal National Mortgage Association              04/15/04     3.625      1,500,000    1,518,525
Federal National Mortgage Association              05/14/07     5.000      2,000,000    2,035,144
                                                                                       ----------
                                                                                        4,113,263

U S GOVERNMENT SECURITIES--12.87%
U S Treasury Notes                                 05/15/04     5.250        200,000      209,037
U S Treasury Notes                                 05/15/06     6.875        100,000      111,020
U S Treasury Notes                                 07/15/06     7.000        500,000      558,495
                                                                                       ----------
                                                                                          878,552
                                                                                       ----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--73.10%
                                                                   (Cost $4,808,707)    4,991,815
                                                                                       ----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--7.54%
Federal Home Loan Mortgage Corporation             07/08/02     1.720        240,000      239,897
Federal National Mortgage Association              07/03/02     1.700        275,000      274,948
                                                                                       ----------
                       TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--7.54%
                                                                     (Cost $514,845)      514,845
                                                                                       ----------
                                                           TOTAL INVESTMENTS--98.44%
                                                                   (Cost $6,388,698)    6,722,234
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.56%      106,749
                                                                                       ----------
                                                                 NET ASSETS--100.00%   $6,828,983
                                                                                       ==========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO


COMMON STOCK                             SHARES     VALUE
BIOTECHNOLOGY--11.18%
Abgenix, Incorporated *                    1,000   $  9,890
Celgene Corporation *                      1,000     15,300
CuraGen Corporation *                      1,500      8,265
Human Genome Sciences, Incorporated *        800     10,720
Lynx Therapeutics, Incorporated *          2,000      2,580
Maxygen Incorporated *                     1,000     11,979
Millennium Pharmaceuticals,
 Incorporated *                            1,000     12,150
Pharmacyclics, Incorporated *              1,000      4,440
                                                   --------
                                                     75,324

COMMUNICATIONS EQUIPMENT--17.18%
Avanex Corporation *                         700      1,358
Brocade Communications Systems,
 Incorporated *                            1,400     24,472
Digital Lightwave, Incorporated *            800      1,872
Ditech Communications Corporation *          800      2,272
Foundry Networks, Incorporated *             500      3,515
Informatica Corporation *                  5,000     35,450
Juniper Networks, Incorporated *           1,000      5,650
Powerwave Technologies, Incorporated
 *                                         2,400     21,984
Sycamore Networks, Incorporated *            800      3,088
Tekelec *                                  2,000     16,060
                                                   --------
                                                    115,721

COMPUTERS & PERIPHERALS--7.73%
Advanced Digital Information
 Corporation *                             5,000     42,150
SanDisk Corporation *                        800      9,920
                                                   --------
                                                     52,070

ELECTRIC EQUIPMENT & INSTRUMENTS--0.81%
American Superconductor Corporation *      1,000      5,460

HEALTHCARE EQUIPMENT & SUPPLIES--1.86%
Caliper Technologies Corporation *         1,500     12,525
IT CONSULTING & SERVICES--8.24%
Simplex Solutions, Incorporated *          4,000     55,520

INTERNET SOFTWARE & SERVICES--0.31%
CacheFlow Incorporated *                     400        200
Exodus Communications, Incorporated *      2,000         20
InfoSpace, Incorporated *                  1,000        450
Redback Networks Incorporated *              800      1,432
                                                   --------
                                                      2,102


COMMON STOCK                             SHARES     VALUE

MEDIA--0.80%
Gemstar-TV Guide International,
 Incorporated *                            1,000      5,390

PHARMACEUTICALS--2.82%
Isis Pharmaceuticals, Incorporated *       2,000     19,020

SEMICONDUCTOR EQUIPMENT & PRODUCTS--11.81%
ARM Holdings plc sponsored ADR *           1,500      9,780
Applied Micro Circuits Corporation *       1,400      6,622
Broadcom Corporation (Class A) *             500      8,770
Multilink Technology Corporation *         5,000      2,500
PMC-Sierra, Incorporated *                   600      5,562
Qlogic Corporation *                         700     26,670
RF Micro Devices, Incorporated *           1,400     10,668
TriQuint Semiconductor, Incorporated
 *                                         1,400      8,974
                                                   --------
                                                     79,546

SOFTWARE--3.30%
Micromuse, Incorporated *                  5,000     22,250
                                                   --------
                      TOTAL COMMON STOCK--66.04%
                               (Cost $2,678,995)    444,928
                                                   --------
U S GOVERNMENT AND AGENCY                 FACE
SHORT-TERM OBLIGATIONS                   AMOUNT
U S GOVERNMENT AGENCIES--29.68%
Student Loan Marketing Association,
 1.71%, 07/01/02                        $200,000    199,981
                                                   --------
      TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM
                             OBLIGATIONS--29.68%
                                 (Cost $199,981)    199,981
                                                   --------
                       TOTAL INVESTMENTS--95.72%
                               (Cost $2,878,976)    644,909
  CASH AND OTHER ASSETS, LESS LIABILITIES--4.28%     28,850
                                                   --------
                             NET ASSETS--100.00%   $673,759
                                                   ========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
AIRLINES--4.50%
Northwest Airlines Incorporated                   06/01/06     8.875     $1,000,000  $   900,000

AUTO COMPONENTS--7.90%
Dana Corporation                                  03/15/10    10.125        500,000      510,000
Dura Operating Corporation                        05/01/09     9.000      1,000,000      970,000
Hayes Lemmerz International, Incorporated (c)     12/15/08     8.250      1,000,000      100,000
                                                                                     -----------
                                                                                       1,580,000

BANKS--5.50%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000    1,100,000

CHEMICALS--4.44%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000      887,500

COMMUNICATIONS EQUIPMENT--4.51%
Amkor Technologies, Incorporated                  05/01/06     9.250      1,000,000      820,000
Williams Communication Group, Incorporated (c)    10/01/09    10.875      1,000,000       82,500
                                                                                     -----------
                                                                                         902,500

CONSTRUCTION & ENGINEERING--5.02%
Standard Pacific Corporation                      04/15/12     9.250      1,000,000    1,005,000

DIVERSIFIED FINANCIALS--5.60%
LaBranche & Company                               03/01/07    12.000      1,000,000    1,120,000

DIVERSIFIED TELECOMMUNICATION SERVICES--2.38%
Charter Communications Holdings (a)               01/15/10     0.000      1,000,000      450,000
XO Communications, Incorporated (c)               10/01/07     9.625      1,000,000       25,000
WinStar Communications, Incorporated (a)(b)(c)    04/15/10     0.000      1,000,000          100
                                                                                     -----------
                                                                                         475,100

ELECTRIC UTILITIES--3.30%
AES Corporation (The)                             06/01/09     9.500      1,000,000      660,000

ELECTRONIC EQUIPMENT & INSTRUMENTS--5.01%
Flextronics International LTD, yankee bond        10/15/07     8.750      1,000,000    1,002,500

HOTELS RESTAURANTS & LEISURE--10.04%
HMH Properties                                    08/01/08     7.875      1,000,000      952,500
International Game Technology                     05/15/09     8.375      1,000,000    1,055,000
                                                                                     -----------
                                                                                       2,007,500

HOUSEHOLD DURABLES--4.96%
Toll Corporation                                  05/01/09     8.000      1,000,000      992,500

LEISURE EQUIPMENT & PRODUCTS--5.18%
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000    1,036,250

MEDIA--5.26%
News America Holdings                             10/17/08     7.375      1,000,000    1,052,965

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
METALS & MINING--5.00%
AK Steel Corporation                              02/15/09     7.875     $1,000,000  $ 1,000,000

MULTI-LINE RETAIL--1.95%
K Mart Corporation                                10/01/12     7.750      1,000,000      390,000

SOFTWARE--4.93%
Unisys Corporation                                04/01/08     7.875      1,000,000      985,000

TRADING COMPANIES & DISTRIBUTORS--5.07%
Hasbro, Incorporated                              03/15/03     7.950      1,000,000    1,015,000

TRANSPORTATION INFRASTRUCTURE--4.98%
United Rentals, Incorporated                      04/01/09     9.000      1,000,000      995,000
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--95.53%
                                                                 (Cost $23,254,895)   19,106,815
                                                                                     -----------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--2.83%
Federal Home Loan Bank                            07/01/02     1.670        100,000       99,991
Federal Home Loan Bank                            07/10/02     1.700        145,000      144,925
Federal Home Loan Mortgage Corporation            07/08/02     1.720        320,000      319,862
                                                                                     -----------
                      TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--2.83%
                                                                    (Cost $564,778)      564,778
                                                                                     -----------
                                                          TOTAL INVESTMENTS--98.36%
                                                                 (Cost $23,819,673)   19,671,593
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.64%      328,979
                                                                                     -----------
                                                                NET ASSETS--100.00%  $20,000,572
                                                                                     ===========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At June 30, 2002, the market value of these securities amounted to $100 or 0.00% of net assets.
 (c) Security is in default of interest.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                                      SHARES      VALUE
AUSTRALIA--2.85%
The News Corporation Limited                            2,700   $   61,911
Westpac Banking Corporation Limited                       800       36,240
                                                                ----------
                                                                    98,151

BELGIUM--0.41%
Delhaize "Le Lion" SA *                                   300       13,974

FINLAND--1.34%
Nokia Corporation                                       3,200       46,336

DENMARK--1.08%
Novo Nordisk A/S                                          700       23,030
TDC A/S                                                 1,000       14,180
                                                                ----------
                                                                    37,210
FRANCE--8.58%
Alcatel S.A.                                            1,400        9,954
Aventis S.A.                                            1,000       70,430
Axa                                                     2,200       39,974
France Telecom S.A.                                     1,400       13,132
Groupe Danone                                             900       24,723
Total Fina Elf S.A.                                     1,700      137,530
                                                                ----------
                                                                   295,743

GERMANY--5.91%
DaimlerChrysler AG                                      1,000       48,230
Deutsche Bank AG                                          600       41,706
Deutsche Telekom AG                                     3,100       28,861
SAP AG                                                  1,300       31,369
Siemens AG                                                900       53,460
                                                                ----------
                                                                   203,626

GREECE--0.77%
Hellenic Telecommunications Organization SA             3,400       26,554

HONG KONG--1.54%
Chartered Semiconductor Manufacturing LTD *               200        4,002
Cheung Kong (Holdings) LTD                              2,300       19,167
Hutchison Whampoa LTD                                     800       29,873
                                                                ----------
                                                                    53,042

IRELAND--1.30%
Bank of Ireland                                           900       44,703

ITALY--4.05%
ENI S.p.A.                                                500       40,000
Luxottica Group S.p.A.                                    600       11,400
San Paolo--IMI S.p.A.                                     900       18,045
Telecom Italia S.p.A.                                     900       70,290
                                                                ----------
                                                                   139,735

COMMON STOCK (a)                                      SHARES      VALUE

JAPAN--19.57%
Canon Incorporated                                      1,500   $   56,745
Hitachi, Limited                                          600       38,502
Honda Motor Company, LTD                                3,200       66,304
Kirin Brewery Company, Limited                            200       14,000
Matsushita Electric Industrial Company, Limited         3,400       47,022
Millea Holdings, Incorporated *                           500       20,375
Mitsubishi Toyko Financial Group, Incorporated *        7,700       52,360
NEC Corporation                                         2,700       18,765
Nippon Telegraph and Telephone Corporation              5,200      107,068
Sony Corporation                                        1,500       79,500
TDK Corporation                                           200        9,472
Toyota Motor Corporation                                3,100      164,300
                                                                ----------
                                                                   674,413

NETHERLANDS--5.35%
ABN AMRO Holding N.V.                                     800       14,456
Aegon N.V.                                                814       16,565
Fortis                                                  1,200       25,576
ING Groep N.V.                                          1,100       27,973
Koninklijke (Royal) Ahold N.V.                            512       10,752
Koninklijke (Royal) KPN N.V. *                            717        3,298
Koninklijke (Royal) Philips Electronics N.V.              700       19,320
Royal Dutch Petroleum Company                           1,200       66,324
                                                                ----------
                                                                   184,264

NORWAY--0.98%
Norsk Hydro ASA                                           700       33,684

PORTUGAL--0.80%
Electricidade de Portugal, S.A.                           200        3,930
Portugal Telecom, S.A. *                                3,340       23,747
                                                                ----------
                                                                    27,677

SPAIN--2.80%
Banco Bilbao Vizcaya Argentaria, S.A.                   2,200       24,574
Banco Santander Central Hispano SA                      3,200       24,928
Endesa, S.A.                                              700       10,024
Repsol YPF, S.A.                                          900       10,647
Telefonica SA *                                         1,057       26,267
                                                                ----------
                                                                    96,440

SWEDEN--0.55%
Telefonaktiebolaget LM Ericsson                        13,200       19,008

SWITZERLAND--7.00%
Adecco SA                                                 800       11,880
Centerpulse LTD                                           100        1,655
Nestle SA                                               1,800      104,928
Novartis AG                                             2,800      122,724
                                                                ----------
                                                                   241,187

TAIWAN--0.56%
Singapore Telecommunications Limited                    2,500       19,386

SCHEDULE OF INVESTMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (a)                                      SHARES      VALUE
UNITED KINGDOM--17.24%
AstraZeneca Group PLC                                   1,500   $   61,500
BG Group PLC                                              600       12,990
BP Amoco PLC                                            3,100      156,519
BT Group PLC *                                            700       26,684
Barclays PLC                                            1,200       40,452
Cable & Wireless PLC                                      800        6,216
Cadbury Schweppes PLC                                     400       12,072
GlaxoSmithKline PLC                                     2,599      112,121
Imperial Chemical Industries PLC                          200        3,850
International Power PLC *                                 100        2,555
Shell Transport & Trading Company                       1,400       63,014
Unilever PLC                                              500       18,260
Vodafone Group PLC                                      5,400       73,710
WPP Group PLC                                             100        4,408
                                                                ----------
                                                                   594,351
                                                                ----------
                                   TOTAL COMMON STOCK--82.68%
                                            (Cost $4,799,884)    2,849,484
                                                                ----------
U S GOVERNMENT AND AGENCY                              FACE
SHORT-TERM OBLIGATIONS                                AMOUNT
U S GOVERNMENT AGENCIES--17.26%
Federal National Mortgage Association, 1.90%,
 07/01/02                                            $595,000      594,937
                                                                ----------
                              TOTAL U S GOVERNMENT AND AGENCY
                               SHORT-TERM OBLIGATIONS--17.26%
                                              (Cost $594,937)      594,937
                                                                ----------
                                    TOTAL INVESTMENTS--99.94%
                                            (Cost $5,394,821)    3,444,421
               CASH AND OTHER ASSETS, LESS LIABILITIES--0.06%        2,149
                                                                ----------
                                          NET ASSETS--100.00%   $3,446,570
                                                                ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests primarily in
 Depositary receipts, which include ADRs, GDRs,
 EuroDRs (Euro Depositary Receipts) and NYSs (New
 York Shares), these securities are negotiable
 U.S. securities that generally represent a non-
 U.S. company's publicly traded equity and are
 usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $14,795,453    $20,156,706    $ 9,952,421   $10,103,598
Cash and cash equivalents                                             677            589            927         3,556
Receivable for:
  Dividends                                                        12,179         20,786          5,404            --
  Capital stock sold                                               10,172          9,690          1,672        32,709
  Interest                                                             --             --         52,154            --
  Expense reimbursement                                             1,463          1,218          2,013         4,778
                                                              -----------    -----------    -----------   -----------
                                                TOTAL ASSETS   14,819,944     20,188,989     10,014,591    10,144,641
                                                              -----------    -----------    -----------   -----------
LIABILITIES
  Capital stock reacquired                                          6,914         27,652         20,883         5,244
Accrued:
  Investment advisory fee                                           5,843          7,859          3,863         5,610
  Service fee                                                       2,922          3,930          1,931         2,805
Other liabilities                                                   5,937          5,794          5,841         5,457
                                                              -----------    -----------    -----------   -----------
                                           TOTAL LIABILITIES       21,616         45,235         32,518        19,116
                                                              -----------    -----------    -----------   -----------
                                                  NET ASSETS  $14,798,328    $20,143,754    $ 9,982,073   $10,125,525
                                                              ===========    ===========    ===========   ===========
SHARES OUTSTANDING                                             11,304,570     13,074,439      7,697,542    10,125,525
                                                              ===========    ===========    ===========   ===========
NET ASSET VALUE PER SHARE                                     $      1.31    $      1.54    $      1.30   $      1.00
                                                              ===========    ===========    ===========   ===========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME   BALANCED    MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $    92,431    $   183,933    $  40,596           --
Interest                                                           14,735         31,273      127,387     $118,167
                                                              -----------    -----------    ---------     --------
                                     TOTAL INVESTMENT INCOME      107,166        215,206      167,983      118,167
                                                              -----------    -----------    ---------     --------
EXPENSES
Investment advisory fees                                           41,052         51,882       25,123       33,097
Service fees                                                       20,526         25,941       12,561       17,140
Professional fees                                                   2,074          1,692        1,739        2,442
Custody and transaction fees                                        9,305         11,837       13,816        9,229
Directors' fees and expenses                                        2,144          2,144        2,144        2,144
Registration fees                                                     106            217          130          744
Other                                                               1,205          1,714          892          783
                                                              -----------    -----------    ---------     --------
                                              TOTAL EXPENSES       76,412         95,427       56,405       65,579
                                    LESS EXPENSES REIMBURSED       (5,099)        (1,218)     (11,898)      (9,784)
                                                              -----------    -----------    ---------     --------
                                                NET EXPENSES       71,313         94,209       44,507       55,795
                                                              -----------    -----------    ---------     --------
INVESTMENT INCOME-NET                                              35,853        120,997      123,476       62,372
                                                              -----------    -----------    ---------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                         (44,161)       654,132       (4,996)          --
  Change in unrealized depreciation of investments             (3,239,466)    (1,716,697)    (455,915)          --
                                                              -----------    -----------    ---------     --------
NET LOSS ON INVESTMENTS                                        (3,283,627)    (1,062,565)    (460,911)          --
                                                              -----------    -----------    ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   ($3,247,774)   ($  941,568)   ($337,435)    $ 62,372
                                                              ===========    ===========    =========     ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND       MID-CAP         BOND            STOCK
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
ASSETS
Investments in securities, at value                           $6,722,234   $  644,909    $19,671,593     $3,444,421
Cash and cash equivalents                                        20,921        32,638            345            716
Receivable for:
  Dividends                                                          --            --             --         10,140
  Capital stock sold                                             19,076           976          2,310             50
  Interest                                                       72,680            --        343,300             --
  Expense reimbursement                                           3,645         1,138          1,783            898
                                                              ----------   ----------    -----------     ----------
                                                TOTAL ASSETS  6,838,556       679,661     20,019,331      3,456,225
                                                              ----------   ----------    -----------     ----------
LIABILITIES
  Capital stock reacquired                                          157            31             97            428
Accrued:
  Investment advisory fee                                         2,581           667          8,664          1,720
  Service fee                                                     1,290           134          3,938            573
Other liabilities                                                 5,545         5,070          6,060          6,934
                                                              ----------   ----------    -----------     ----------
                                           TOTAL LIABILITIES      9,573         5,902         18,759          9,655
                                                              ----------   ----------    -----------     ----------
                                                  NET ASSETS  $6,828,983   $  673,759    $20,000,572     $3,446,570
                                                              ==========   ==========    ===========     ==========
SHARES OUTSTANDING                                            6,283,604     4,174,207     23,886,428      6,036,344
                                                              ==========   ==========    ===========     ==========
NET ASSET VALUE PER SHARE                                     $    1.09    $     0.16    $      0.84     $     0.57
                                                              ==========   ==========    ===========     ==========

STATEMENTS OF OPERATIONS  Six Months Ended June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND       MID-CAP         BOND            STOCK
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --           --              --      $  33,483
Interest                                                       $177,751    $   1,448     $   768,568          1,057
                                                               --------    ---------     -----------      ---------
                                     TOTAL INVESTMENT INCOME    177,751        1,448         768,568         34,540
                                                               --------    ---------     -----------      ---------
EXPENSES
Investment advisory fees                                         15,693        5,104          55,773         11,420
Service fees                                                      7,847        1,021          25,351          3,807
Professional fees                                                 1,974        1,468           2,460          1,618
Custody and transaction fees                                      2,887        1,606           5,573          4,275
Directors' fees and expenses                                      2,144        2,144           2,144          2,144
Registration fees                                                    87           47             222             30
Other expenses                                                      603          308           1,598            458
                                                               --------    ---------     -----------      ---------
                                              TOTAL EXPENSES     31,235       11,698          93,121         23,752
                                    LESS EXPENSES REIMBURSED    (20,242)      (5,807)        (11,994)        (7,015)
                                                               --------    ---------     -----------      ---------
                                                NET EXPENSES     10,993        5,891          81,127         16,737
                                                               --------    ---------     -----------      ---------
INVESTMENT INCOME--NET                                          166,758       (4,443)        687,441         17,803
                                                               --------    ---------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investment                               (38,071)          --              --           (371)
  Change in unrealized appreciation (depreciation) of
   investments                                                   83,626     (510,573)     (1,338,773)      (220,893)
                                                               --------    ---------     -----------      ---------
NET GAIN (LOSS) ON INVESTMENTS                                   45,555     (510,573)     (1,338,773)      (221,264)
                                                               --------    ---------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $212,313    ($515,016)    ($  651,332)     ($203,461)
                                                               ========    =========     ===========      =========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                              (UNAUDITED)
                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                JUNE 30,       DECEMBER 31,
                                                            ----------------   -------------
                                                                  2002             2001
                                                            ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $    35,853      $   202,114
  Net realized loss on investments                                 (44,161)        (529,670)
  Change in unrealized depreciation                             (3,239,466)      (3,048,486)
                                                               -----------      -----------
  Net decrease in net assets resulting from operations          (3,247,774)      (3,376,042)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --         (205,322)
  Capital gains                                                         --               --
                                                               -----------      -----------
  Total distributions to shareholders                                   --         (205,322)
CAPITAL SHARE TRANSACTIONS--Net                                    190,568          887,281
                                                               -----------      -----------
TOTAL DECREASE                                                  (3,057,206)      (2,694,083)
NET ASSETS
  Beginning of period                                           17,855,534       20,549,617
                                                               -----------      -----------
  End of period                                                $14,798,328      $17,855,534
                                                               ===========      ===========
Undistributed Net Investment Income                            $    35,270               --
                                                               ===========      ===========

EQUITY INCOME PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2002             2001
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   120,997      $   369,887
  Net realized gain on investments                                  654,132          731,329
  Change in unrealized depreciation                              (1,716,697)      (3,885,386)
                                                                -----------      -----------
  Net decrease in net assets resulting from operations             (941,568)      (2,784,170)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (374,091)
  Capital gains                                                          --         (451,367)
                                                                -----------      -----------
  Total distributions to shareholders                                    --         (825,458)
CAPITAL SHARE TRANSACTIONS--Net                                     (67,535)       2,094,263
                                                                -----------      -----------
TOTAL DECREASE                                                   (1,009,103)      (1,515,365)
NET ASSETS
  Beginning of period                                            21,152,857       22,668,222
                                                                -----------      -----------
  End of period                                                 $20,143,754      $21,152,857
                                                                ===========      ===========
Undistributed Net Investment Income                             $   119,811               --
                                                                ===========      ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2002             2001
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   123,476      $   288,551
  Net realized gain (loss) on investments                            (4,996)         140,833
  Change in unrealized depreciation                                (455,915)        (912,689)
                                                                -----------      -----------
  Net decrease in net assets resulting from operations             (337,435)        (483,305)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (292,331)
  Capital gains                                                          --          (26,954)
                                                                -----------      -----------
  Total distributions to shareholders                                    --         (319,285)
CAPITAL SHARE TRANSACTIONS--Net                                     162,968        1,152,506
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                          (174,467)         349,916
NET ASSETS
  Beginning of period                                            10,156,540        9,806,624
                                                                -----------      -----------
  End of period                                                 $ 9,982,073      $10,156,540
                                                                ===========      ===========
Undistributed Net Investment Income                             $   123,220               --
                                                                ===========      ===========

MONEY MARKET PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2002             2001
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $    62,372      $   247,557
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                            (62,372)        (247,557)
CAPITAL SHARE TRANSACTIONS--Net                                  (3,463,078)       6,764,522
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                        (3,463,078)       6,764,522
NET ASSETS
  Beginning of period                                            13,588,603        6,824,081
                                                                -----------      -----------
  End of period                                                 $10,125,525      $13,588,603
                                                                ===========      ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2002             2001
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $  166,758       $  361,538
  Net realized loss on investment                                   (38,071)              --
  Change in unrealized appreciation                                  83,626           29,489
                                                                 ----------       ----------
  Net increase in net assets resulting from operations              212,313          391,027
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --         (363,524)
  Capital gains                                                          --               --
                                                                 ----------       ----------
  Total distributions to shareholders                                    --         (363,524)
CAPITAL SHARE TRANSACTIONS--Net                                     455,356          686,771
                                                                 ----------       ----------
TOTAL INCREASE                                                      667,669          714,274
NET ASSETS
  Beginning of period                                             6,161,314        5,447,040
                                                                 ----------       ----------
  End of period                                                  $6,828,983       $6,161,314
                                                                 ==========       ==========
Undistributed Net Investment Income                              $  166,286               --
                                                                 ==========       ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2002             2001
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                          $   (4,443)      $    (6,272)
  Net realized loss on investment                                       --          (177,278)
  Change in unrealized depreciation                               (510,573)         (850,196)
                                                                ----------       -----------
  Net decrease in net assets resulting from operations            (515,016)       (1,033,746)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                --                --
  Capital gains                                                         --                --
                                                                ----------       -----------
  Total distributions to shareholders                                   --                --
CAPITAL SHARE TRANSACTIONS--Net                                    137,566           251,905
                                                                ----------       -----------
TOTAL DECREASE                                                    (377,450)         (781,841)
NET ASSETS
  Beginning of period                                            1,051,209         1,833,050
                                                                ----------       -----------
  End of period                                                 $  673,759       $ 1,051,209
                                                                ==========       ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                               (UNAUDITED)
                                                             SIX MONTHS ENDED    YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                             ----------------   -------------
                                                                   2002             2001
                                                             ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                        $   687,441      $ 2,023,011
  Net realized loss on investment                                        --               (3)
  Change in unrealized depreciation                              (1,338,773)      (1,794,032)
                                                                -----------      -----------
  Net increase (decrease) in net assets resulting from
   operations                                                      (651,332)         228,976
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --       (2,035,055)
  Capital gains                                                          --               --
                                                                -----------      -----------
  Total distributions to shareholders                                    --       (2,035,055)
CAPITAL SHARE TRANSACTIONS--Net                                      62,952        2,154,048
                                                                -----------      -----------
TOTAL INCREASE (DECREASE)                                          (588,380)         347,969
NET ASSETS
  Beginning of period                                            20,588,952       20,240,983
                                                                -----------      -----------
  End of period                                                 $20,000,572      $20,588,952
                                                                ===========      ===========
Undistributed Net Investment Income                             $   682,868               --
                                                                ===========      ===========

INTERNATIONAL STOCK PORTFOLIO

                                                                (UNAUDITED)
                                                              SIX MONTHS ENDED    YEAR ENDED
                                                                  JUNE 30,       DECEMBER 31,
                                                              ----------------   -------------
                                                                    2002             2001
                                                              ----------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                         $   17,803       $   19,789
  Net realized loss on investment                                      (371)        (244,715)
  Change in unrealized depreciation                                (220,893)        (702,629)
                                                                 ----------       ----------
  Net decrease in net assets resulting from operations             (203,461)        (927,555)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                                 --          (22,121)
  Capital gains                                                          --           (2,730)
                                                                 ----------       ----------
  Total distributions to shareholders                                    --          (24,851)
CAPITAL SHARE TRANSACTIONS--Net                                     519,958           58,681
                                                                 ----------       ----------
TOTAL INCREASE (DECREASE)                                           316,497         (893,725)
NET ASSETS
  Beginning of period                                             3,130,073        4,023,798
                                                                 ----------       ----------
  End of period                                                  $3,446,570       $3,130,073
                                                                 ==========       ==========
Undistributed Net Investment Income                              $   17,936       $      133
                                                                 ==========       ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                      YEAR ENDED DECEMBER 31,
                                                         -----------   ---------------------------------------------------------
                                                            2002         2001        2000        1999        1998        1997
                                                         -----------   ---------   ---------   ---------   ---------   ---------
      Net Asset Value, Beginning of Period               $  1.60       $  1.93     $  2.06     $  1.81     $  1.60     $  1.45
      Investment income--net                                  --          0.02        0.03        0.02        0.02        0.03
      Net realized and unrealized gain (loss) on
       investments during the period                       (0.29)        (0.33)      (0.09)       0.25        0.27        0.27
                                                         -------       -------     -------     -------     -------     -------
                       Total from investment operations    (0.29)        (0.31)      (0.06)       0.27        0.29        0.30
      Less distributions from
        Investment income--net                                --         (0.02)      (0.03)      (0.02)      (0.02)      (0.03)
        Capital gains                                         --            --       (0.04)         --       (0.06)      (0.12)
                                                         -------       -------     -------     -------     -------     -------
                                    Total distributions     0.00         (0.02)      (0.07)      (0.02)      (0.08)      (0.15)
                                                         -------       -------     -------     -------     -------     -------
      Net Asset Value, End of Period                     $  1.31       $  1.60     $  1.93     $  2.06     $  1.81     $  1.60
                                                         =======       =======     =======     =======     =======     =======
      Total return                                        (18.13)%**    (16.12)%     (2.82)%     14.99 %     18.62 %     20.72 %
                                                         =======       =======     =======     =======     =======     =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)          $14,798       $17,856     $20,550     $20,277     $15,702     $11,127
      Ratio of expenses with reimbursement to average
       net assets                                           0.87 %*       0.87 %      0.87 %      0.87 %      0.87 %      0.87 %
      Ratio of expenses without reimbursement to
       average net assets                                   0.93 %*       0.97 %      0.92 %      0.94 %      1.01 %      1.09 %
      Ratio of net investment income to average net
       assets                                               0.44 %*       1.11 %      1.42 %      1.06 %      1.00 %      1.69 %
      Portfolio turnover rate                              21.49 %       33.57 %     17.36 %     20.96 %     25.75 %     45.37 %

EQUITY INCOME PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,                     YEAR ENDED DECEMBER 31,
                                                          -----------   --------------------------------------------------------
                                                             2002         2001        2000        1999        1998        1997
                                                          -----------   ---------   ---------   ---------   ---------   --------
      Net Asset Value, Beginning of Period                $  1.61       $  1.90     $  1.84     $  1.75     $  1.56     $ 1.37
      Investment income--net                                 0.01          0.03        0.04        0.03        0.02       0.03
      Net realized and unrealized gain (loss) on
       investments during the period                        (0.08)        (0.25)       0.18        0.26        0.22       0.28
                                                          -------       -------     -------     -------     -------     ------
                        Total from investment operations    (0.07)        (0.22)       0.22        0.29        0.24       0.31
      Less distributions from
        Investment income--net                                 --         (0.03)      (0.04)      (0.03)      (0.02)     (0.03)
        Capital gains                                          --         (0.04)      (0.12)      (0.17)      (0.03)     (0.09)
                                                          -------       -------     -------     -------     -------     ------
                                     Total distributions     0.00         (0.07)      (0.16)      (0.20)      (0.05)     (0.12)
                                                          -------       -------     -------     -------     -------     ------
      Net Asset Value, End of Period                      $  1.54       $  1.61     $  1.90     $  1.84     $  1.75     $ 1.56
                                                          =======       =======     =======     =======     =======     ======
      Total return                                          (4.35)%**    (11.79)%     12.00 %     17.09 %     15.85 %    22.41 %
                                                          =======       =======     =======     =======     =======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)           $20,144       $21,153     $22,668     $19,874     $15,051     $9,783
      Ratio of expenses with reimbursement to average
       net assets                                            0.91 %*       0.90 %      0.92 %      0.93 %      0.93 %     0.93 %
      Ratio of expenses without reimbursement to average
       net assets                                            0.92 %*       0.90 %      0.92 %      0.94 %      0.99 %     1.10 %
      Ratio of net investment income to average net
       assets                                                1.17 %*       1.69 %      1.94 %      1.49 %      1.44 %     1.91 %
      Portfolio turnover rate                               22.84 %       33.28 %     22.67 %     16.42 %     24.83 %    35.08 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                          (UNAUDITED)
                                                          SIX MONTHS
                                                             ENDED
                                                           JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                          -----------   -----------------------------------------------------
                                                             2002         2001        2000       1999       1998       1997
                                                          -----------   ---------   --------   --------   --------   --------
      Net Asset Value, Beginning of Period                $ 1.34        $  1.45     $ 1.52     $ 1.54     $ 1.39     $ 1.27
      Investment income--net                                0.01           0.04       0.06       0.04       0.04       0.04
      Net realized and unrealized gain (loss) on
       investments during the period                       (0.05)         (0.11)      0.01       0.08       0.19       0.20
                                                          ------        -------     ------     ------     ------     ------
                        Total from investment operations   (0.04)         (0.07)      0.07       0.12       0.23       0.24
      Less distributions from
        Investment income--net                                --          (0.04)     (0.06)     (0.04)     (0.04)     (0.05)
        Capital gains                                         --             --      (0.08)     (0.10)     (0.04)     (0.07)
                                                          ------        -------     ------     ------     ------     ------
                                     Total distributions    0.00          (0.04)     (0.14)     (0.14)     (0.08)     (0.12)
                                                          ------        -------     ------     ------     ------     ------
      Net Asset Value, End of Period                      $ 1.30        $  1.34     $ 1.45     $ 1.52     $ 1.54     $ 1.39
                                                          ======        =======     ======     ======     ======     ======
      Total return                                         (2.99)%**      (4.55)%     4.13 %     8.00 %    16.58 %    18.80 %
                                                          ======        =======     ======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)           $9,982        $10,157     $9,807     $9,563     $7,827     $5,595
      Ratio of expenses with reimbursement to average
       net assets                                           0.89 %*        0.90 %     0.90 %     0.90 %     0.90 %     0.90 %
      Ratio of expenses without reimbursement to average
       net assets                                           1.12 %*        1.07 %     1.08 %     1.14 %     1.24 %     1.30 %
      Ratio of net investment income to average net
       assets                                               2.46 %*        2.89 %     3.51 %     2.89 %     2.79 %     3.43 %
      Portfolio turnover rate                              14.36 %        16.49 %    13.41 %    31.53 %    14.14 %    23.02 %

MONEY MARKET PORTFOLIO

                                                         (UNAUDITED)
                                                         SIX MONTHS
                                                            ENDED
                                                          JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                         -----------   -----------------------------------------------------
                                                            2002         2001        2000       1999       1998       1997
                                                         -----------   ---------   --------   --------   --------   --------
      Net Asset Value, Beginning of Period               $  1.00       $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
      Investment income--net                                  --          0.03       0.05       0.04       0.05       0.05
                                                         -------       -------     ------     ------     ------     ------
                       Total from investment operations     0.00          0.03       0.05       0.04       0.05       0.05
      Less distributions from
        Investment income--net                                --         (0.03)     (0.05)     (0.04)     (0.05)     (0.05)
                                                         -------       -------     ------     ------     ------     ------
                                    Total distributions     0.00         (0.03)     (0.05)     (0.04)     (0.05)     (0.05)
                                                         -------       -------     ------     ------     ------     ------
      Net Asset Value, End of Period                     $  1.00       $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                         =======       =======     ======     ======     ======     ======
      Total return                                          0.45 %**      3.07 %     5.51 %     4.26 %     4.65 %     4.78 %
                                                         =======       =======     ======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)          $10,126       $13,589     $6,824     $6,677     $4,354     $2,821
      Ratio of expenses with reimbursement to average
       net assets                                           0.82 %*       0.87 %     0.87 %     0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to
       average net assets                                   0.97 %*       1.03 %     1.18 %     1.28 %     1.37 %     1.23 %
      Ratio of net investment income to average net
       assets                                               0.92 %*       2.82 %     5.37 %     4.20 %     4.55 %     4.62 %

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                    (UNAUDITED)                     PERIOD FROM
                                                                    SIX MONTHS                    MAY 1, 2000 (1)
                                                                       ENDED       YEAR ENDED           TO
                                                                     JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                                                    -----------   ------------   -----------------
                                                                       2002           2001             2000
                                                                    -----------   ------------   -----------------
      Net Asset Value, Beginning of Period                           $ 1.05         $ 1.04          $ 1.00
      Investment income--net                                           0.03           0.07            0.04
      Net realized and unrealized gain on investments during the
       period                                                          0.01           0.01            0.04
                                                                     ------         ------          ------
                                  Total from investment operations     0.04           0.08            0.08
      Less distributions from
        Investment income--net                                        --             (0.07)          (0.04)
        Capital gains                                                 --             --             --
                                                                     ------         ------          ------
                                               Total distributions     0.00          (0.07)          (0.04)
                                                                     ------         ------          ------
      Net Asset Value, End of Period                                 $ 1.09         $ 1.05          $ 1.04
                                                                     ======         ======          ======
      Total return                                                     3.81%**        7.33 %          8.29 %**
                                                                     ======         ======          ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                      $6,829         $6,161          $5,447
      Ratio of expenses with reimbursement to average net assets       0.35%*         0.64 %          0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.99%*         1.04 %          0.96 %*
      Ratio of net investment income to average net assets             5.31%*         6.26 %          6.21 %*
      Portfolio turnover rate                                         36.58%         22.68 %          7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                    (UNAUDITED)                     PERIOD FROM
                                                                    SIX MONTHS                    MAY 1, 2000 (1)
                                                                       ENDED       YEAR ENDED           TO
                                                                     JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                                                    -----------   ------------   -----------------
                                                                       2002           2001             2000
                                                                    -----------   ------------   -----------------
      Net Asset Value, Beginning of Period                          $  0.30        $  0.66          $  1.00
      Investment loss--net                                            --             --               (0.01)
      Net realized and unrealized loss on investments during the
       period                                                         (0.14)         (0.36)           (0.33)
                                                                    -------        -------          -------
                                  Total from investment operations    (0.14)         (0.36)           (0.34)
      Less distributions from
        Investment income--net                                        --             --              --
        Capital gains                                                 --             --              --
                                                                    -------        -------          -------
                                               Total distributions     0.00           0.00             0.00
                                                                    -------        -------          -------
      Net Asset Value, End of Period                                $  0.16        $  0.30          $  0.66
                                                                    =======        =======          =======
      Total return                                                   (46.67)%**     (54.55)%         (34.00)%**
                                                                    =======        =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $   674        $ 1,051          $ 1,833
      Ratio of expenses with reimbursement to average net assets       1.45 %*        1.50 %           1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          2.88 %*        2.82 %           2.00 %*
      Ratio of net investment loss to average net assets              (1.09)%*       (0.56)%          (1.19)%*
      Portfolio turnover rate                                          0.00 %        16.23 %           2.67 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                    (UNAUDITED)                     PERIOD FROM
                                                                    SIX MONTHS                    MAY 1, 2000 (1)
                                                                       ENDED       YEAR ENDED           TO
                                                                     JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                                                    -----------   ------------   -----------------
                                                                       2002           2001             2000
                                                                    -----------   ------------   -----------------
      Net Asset Value, Beginning of Period                          $  0.86        $  0.95          $  1.00
      Investment income--net                                           0.03           0.09             0.06
      Net realized and unrealized loss on investments during the
       period                                                         (0.05)         (0.09)           (0.05)
                                                                    -------        -------          -------
                                  Total from investment operations    (0.02)          0.00             0.01
      Less distributions from
        Investment income--net                                        --             (0.09)           (0.06)
        Capital gains                                                 --             --              --
                                                                    -------        -------          -------
                                               Total distributions     0.00          (0.09)           (0.06)
                                                                    -------        -------          -------
      Net Asset Value, End of Period                                $  0.84        $  0.86          $  0.95
                                                                    =======        =======          =======
      Total return                                                    (2.33)%**       0.51 %           1.00 %**
                                                                    =======        =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $20,001        $20,589          $20,241
      Ratio of expenses with reimbursement to average net assets       0.80 %*        0.80 %           0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.92 %*        0.93 %           0.88 %*
      Ratio of net investment income to average net assets             6.78 %*        9.71 %           8.87 %*
      Portfolio turnover rate                                          0.00 %        12.18 %         --

INTERNATIONAL STOCK PORTFOLIO

                                                                    (UNAUDITED)                     PERIOD FROM
                                                                    SIX MONTHS                    MAY 1, 2000 (1)
                                                                       ENDED       YEAR ENDED           TO
                                                                     JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                                                    -----------   ------------   -----------------
                                                                       2002           2001             2000
                                                                    -----------   ------------   -----------------
      Net Asset Value, Beginning of Period                          $ 0.61         $  0.80          $  1.00
      Investment income--net                                          --             --              --
      Net realized and unrealized loss on investments during the
       period                                                        (0.04)          (0.19)           (0.20)
                                                                    ------         -------          -------
                                  Total from investment operations   (0.04)          (0.19)           (0.20)
      Less distributions from
        Investment income--net                                        --             --              --
        Capital gains                                                 --             --              --
                                                                    ------         -------          -------
                                               Total distributions    0.00            0.00             0.00
                                                                    ------         -------          -------
      Net Asset Value, End of Period                                $ 0.57         $  0.61          $  0.80
                                                                    ======         =======          =======
      Total return                                                   (6.56)%**      (23.11)%         (19.52)%**
                                                                    ======         =======          =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $3,447         $ 3,130          $ 4,024
      Ratio of expenses with reimbursement to average net assets      1.10 %*         1.10 %           1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         1.56 %*         1.54 %           1.37 %*
      Ratio of net investment income to average net assets            1.17 %*         0.57 %           0.84 %*
      Portfolio turnover rate                                         0.00 %         18.74 %           6.18 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 2002  (Unaudited)
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000, four new portfolios were added; they are the Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended June 30, 2002, the Small-Cap/Mid-Cap Portfolio decreased paid-in capital by $4,443 due to the Fund experiencing a net investment loss during the six month period. Accumulated net realized gain on investments and net assets were not affected by this change.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2001, the Growth Portfolio had a capital loss carryforward of $529,670 that will expire in 2009, the

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.
Government Bond Portfolio had a capital loss carryforward of $466 that will expire in 2008, the Small-Cap/Mid-Cap Portfolio had capital loss carryforwards of $205,111 of which $177,278 will expire in 2009 and $27,833 that will expire in 2008 and the International Stock Portfolio had a capital loss carryfoward of $244,715 that will expire in 2009.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:
Operating expenses directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolios' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT    SERVICE
                                          ADVISORY FEE     FEE
Growth                                        0.50%       0.25%
Equity Income                                 0.50%       0.25%
Balanced                                      0.50%       0.25%
Money Market                                  0.50%       0.25%
Government Bond                               0.50%       0.25%
Small-Cap/Mid-Cap                             1.25%       0.25%
High Yield Bond                               0.55%       0.25%
International Stock                           0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including disinterested director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

All offering and organization costs were paid by American National. Effective June 1, 2002, SM&R has voluntarily agreed to waive or reduce all or any portion of any portfolio's advisory fee, administrative fee, and/or expenses. Until December 31, 2002, SM&R has agreed to reimburse expenses which exceed the following percentages of each portfolio's average daily net assets:

Growth                              0.87 %
Equity Income                       0.79 %
Balanced                            0.81 %
Money Market                        0.56 %
Government Bond                     0.35 %
Small-Cap/Mid-Cap                   1.12 %
High Yield Bond                     0.80 %
International Stock                 1.10 %

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

As of June 30, 2002, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                    SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                        -----------------------------   ------------------------------   -----------------------------
                                    PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES        OUTSTANDING        SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                    224,238         1.98%          2,821,642        24.96%         8,258,690        73.06%
Equity Income             542,204         4.15%          3,284,798        25.12%         9,247,437        70.73%
Balanced                  488,979         6.35%          3,172,296        41.21%         4,036,267        52.44%
Money Market            4,256,344        42.03%          2,686,018        26.53%         3,183,163        31.44%
Government Bond           457,515         7.28%          5,534,451        88.08%           291,638         4.64%
Small-Cap/Mid-Cap         925,645        22.18%          2,000,000        47.91%         1,248,562        29.91%
High Yield Bond           151,524         0.63%         23,608,948        98.84%           125,956         0.53%
International Stock     2,455,726        40.68%          3,550,252        58.82%            30,366         0.50%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                     PURCHASES      SALES
Growth                               $3,341,335   $3,267,147
Equity Income                        $4,121,086   $4,857,142
Balanced                             $2,670,631   $1,162,964
Government Bond                      $3,495,120   $2,055,961
Small-Cap/Mid-Cap                    $       --   $       --
High Yield Bond                      $2,550,795   $       --
International Stock                  $       --   $    1,033

Gross unrealized appreciation and depreciation as of June 30, 2002 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $1,931,181     $2,919,438
Equity Income                         $1,627,170     $1,862,610
Balanced                              $  677,979     $  623,065
Government Bond                       $  333,537     $       --
Small-Cap/Mid-Cap                     $       --     $2,234,067
High Yield Bond                       $  781,302     $4,929,382
International Stock                   $  133,284     $2,083,684

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             502,290     $    746,620       1,218,673     $  2,064,362
Investment income dividends reinvested                                  --               --         130,779          205,322
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          502,290          746,620       1,349,452        2,269,684
Redemptions of capital shares                                     (374,961)        (556,052)       (817,845)      (1,382,403)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         127,329     $    190,568         531,607     $    887,281
                                                                               ============                     ============
Shares outstanding at beginning of period                       11,177,241                       10,645,634
                                                               -----------                      -----------
Shares outstanding at end of period                             11,304,570                       11,177,241
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--11,304,570 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 16,570,769
Undistributed net investment income                                                  35,270
Accumulated net realized loss on investments                                       (819,454)
Net unrealized depreciation of investments                                         (988,257)
                                                                               ------------
Net Assets                                                                     $ 14,798,328
                                                                               ============

EQUITY INCOME PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             519,392     $    837,527       1,722,999     $  3,070,271
Investment income dividends reinvested                                  --               --         233,706          374,091
Distributions from net realized gains reinvested                        --               --         282,104          451,367
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          519,392          837,527       2,238,809        3,895,729
Redemptions of capital shares                                     (563,812)        (905,062)     (1,024,244)      (1,801,466)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding              (44,420)    $    (67,535)      1,214,565     $  2,094,263
                                                                               ============                     ============
Shares outstanding at beginning of period                       13,118,859                       11,904,294
                                                               -----------                      -----------
Shares outstanding at end of period                             13,074,439                       13,118,859
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--13,074,439 shares of $.01 par value
  outstanding
(120,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 19,599,610
Undistributed net investment income                                                 119,811
Accumulated net realized gain on investments                                        659,773
Net unrealized depreciation of investments                                         (235,440)
                                                                               ------------
Net Assets                                                                     $ 20,143,754
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

BALANCED PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             427,724     $    572,295       1,149,086     $  1,602,388
Investment income dividends reinvested                                  --               --         219,776          292,331
Distributions from net realized gains reinvested                        --               --          20,266           26,954
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          427,724          572,295       1,389,128        1,921,673
Redemptions of capital shares                                     (306,533)        (409,327)       (553,650)        (769,167)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         121,191     $    162,968         835,478     $  1,152,506
                                                                               ============                     ============
Shares outstanding at beginning of period                        7,576,351                        6,740,873
                                                               -----------                      -----------
Shares outstanding at end of period                              7,697,542                        7,576,351
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--7,697,542 shares of $.01 par value
  outstanding
(115,000,000 authorized) (par and additional paid-in
  capital)                                                                     $  9,808,606
Undistributed net investment income                                                 123,220
Accumulated net realized loss on investments                                         (4,667)
Net unrealized appreciation of investments                                           54,914
                                                                               ------------
Net Assets                                                                     $  9,982,073
                                                                               ============

MONEY MARKET PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                          63,211,587     $ 63,211,587      35,943,273     $ 35,943,273
Investment income dividends reinvested                              62,372           62,372         247,634          247,634
                                                               -----------     ------------     -----------     ------------
Subtotals                                                       63,273,959       63,273,959      36,190,907       36,190,907
Redemptions of capital shares                                  (66,737,037)     (66,737,037)    (29,426,385)     (29,426,385)
                                                               -----------     ------------     -----------     ------------
Net increase (decrease) in capital shares outstanding           (3,463,078)    $ (3,463,078)      6,764,522     $  6,764,522
                                                                               ============                     ============
Shares outstanding at beginning of period                       13,588,603                        6,824,081
                                                               -----------                      -----------
Shares outstanding at end of period                             10,125,525                       13,588,603
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--10,125,525 shares of $.01 par value
  outstanding
(1,050,000,000 authorized) (par and additional paid-in
  capital)                                                                     $ 10,125,525
                                                                               ------------
Net Assets                                                                     $ 10,125,525
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

GOVERNMENT BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             507,649     $    540,867         353,890     $    388,406
Investment income dividends reinvested                                  --               --         346,135          363,524
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          507,649          540,867         700,025          751,930
Redemptions of capital shares                                      (80,195)         (85,511)        (60,668)         (65,159)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         427,454     $    455,356         639,357     $    686,771
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,856,150                        5,216,793
                                                               -----------                      -----------
Shares outstanding at end of period                              6,283,604                        5,856,150
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--6,283,604 shares of $.01 par value
  outstanding
(15,000,000 authorized) (par and additional paid-in capital)                   $  6,367,698
Undistributed net investment income                                                 166,286
Accumulated net realized loss on investments                                        (38,537)
Net unrealized appreciation of investments                                          333,536
                                                                               ------------
Net Assets                                                                     $  6,828,983
                                                                               ============

SMALL-CAP/MID-CAP PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             696,682     $    146,517         974,479     $    354,726
Investment income dividends reinvested                                  --               --              --               --
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          696,682          146,517         974,479          354,726
Redemptions of capital shares                                      (39,486)          (8,951)       (221,266)        (102,821)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         657,196     $    137,566         753,213     $    251,905
                                                                               ============                     ============
Shares outstanding at beginning of period                        3,517,011                        2,763,798
                                                               -----------                      -----------
Shares outstanding at end of period                              4,174,207                        3,517,011
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--4,174,207 shares of $.01 par value
  outstanding
(10,000,000 authorized) (par and additional paid-in capital)                   $  3,112,937
Accumulated net realized loss on investments                                       (205,111)
Net unrealized depreciation of investments                                       (2,234,067)
                                                                               ------------
Net Assets                                                                     $    673,759
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

HIGH YIELD BOND PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             111,072     $     96,634         158,664     $    151,741
Investment income dividends reinvested                                  --               --       2,365,603        2,035,055
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                          111,072           96,634       2,524,267        2,186,796
Redemptions of capital shares                                      (38,718)         (33,682)        (35,243)         (32,748)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                          72,354     $     62,952       2,489,024     $  2,154,048
                                                                               ============                     ============
Shares outstanding at beginning of period                       23,814,074                       21,325,050
                                                               -----------                      -----------
Shares outstanding at end of period                             23,886,428                       23,814,074
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--23,886,428 shares of $.01 par value
  outstanding
(40,000,000 authorized) (par and additional paid-in capital)                   $ 23,465,787
Undistributed net investment income                                                 682,868
Accumulated net realized loss on investments                                             (3)
Net unrealized depreciation of investments                                       (4,148,080)
                                                                               ------------
Net Assets                                                                     $ 20,000,572
                                                                               ============

INTERNATIONAL STOCK PORTFOLIO

                                                                        (UNAUDITED)
                                                                     SIX MONTHS ENDED                    YEAR ENDED
                                                                       JUNE 30, 2002                  DECEMBER 31, 2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           5,675,243     $  3,291,369       4,547,417     $  3,116,319
Investment income dividends reinvested                                  --               --          37,639           22,121
Distributions from net realized gains reinvested                        --               --           4,789            2,730
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        5,675,243        3,291,369       4,589,845        3,141,170
Redemptions of capital shares                                   (4,774,773)      (2,771,411)     (4,509,064)      (3,082,489)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         900,470     $    519,958          80,781     $     58,681
                                                                               ============                     ============
Shares outstanding at beginning of period                        5,135,874                        5,055,093
                                                               -----------                      -----------
Shares outstanding at end of period                              6,036,344                        5,135,874
                                                               ===========                      ===========
The components of net assets at June 30, 2002, are as
  follows:
Capital Stock--6,036,344 shares of $.01 par value
  outstanding
(20,000,000 authorized) (par and additional paid-in capital)                   $  5,624,120
Undistributed net investment income                                                  17,936
Accumulated net realized loss on investments                                       (245,086)
Net unrealized depreciation of investments                                       (1,950,400)
                                                                               ------------
Net Assets                                                                     $  3,446,570
                                                                               ============